Putnam
Tax Exempt
Income Fund

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* "Careful security selection and in-depth credit analysis remain fundamental investment strategies for Putnam Tax Exempt Income Fund. They have become even more important as we discover better value in bonds that carry ratings below investment grade."

                          -- William H. Reeves, fund manager

* "A study released by the Tax Foundation, a Washington nonprofit research group, estimates the average taxpayer will have to work a record two hours and 50 minutes out of each eight-hour workday this year merely to make enough to pay all federal, state and local taxes. This is up 11 minutes from 1988."

                          -- The Wall Street Journal, April 15, 1998

   CONTENTS

 4 Report from Putnam Management

 7 Fund performance summary

10 Portfolio holdings

20 Financial statements



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The financial troubles in Asia continued to dominate the capital markets during the first half of Putnam Tax Exempt Income Fund's fiscal year, pushing aside worries that the continued strength in the U.S. economy would have inflationary implications. The rush of funds to the safety of the U.S. bond market did drive yields on most bonds, including municipals, lower -- and their prices higher.

The Federal Reserve Board kept close watch on these events as you might expect. But in the end, the Fed remained on the sidelines, apparently content that the economic engine was still sufficiently under control.

In this environment, Fund Manager William Reeves continued to focus on maintaining a high level of current tax-free income, consistent with capital preservation. In the following report, Bill discusses his strategy during the six months ended March 31, 1998, and looks at prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 20, 1998



Report from the Fund Manager
William H. Reeves

Without much melodrama, the $1.3 trillion municipal bond market has become attractively priced relative to the Treasury market -- a state of affairs that hasn't occurred since the flat-tax worry of 1996. Municipal bonds (as represented by 30-year insured municipals) are now offering almost 90% of the yield of long-term Treasury bonds. Within this relatively tranquil environment, Putnam tax-exempt funds have delivered what they have promised to shareholders: a reliable stream of tax-exempt income along with relatively low share price volatility.

Putnam Tax Exempt Income Fund is no exception. Your fund's class A shares returned 3.49% at net asset value and -1.38% at public offering price for the six months ended March 31, 1998. Please see pages 7 and 8 for additional performance information.

* FUNDAMENTALS KEEP BALANCE IN MARKET

The first quarter of 1998 has been most notable for its huge incremental supply of municipal bonds, an increase of approximately 70% over the supply brought to market one year ago. Demand for municipal bonds has also risen, keeping balance in this market and fueled primarily by the bargain prices. Also noteworthy is the unusually flat tax-exempt yield curve. With the 30-year bond paying only a modest 30 to 40 basis points more than a 10-year bond, investors are not compensated for taking on higher risk. For this reason, we have found the best values (attractive yield with minimal volatility) in the intermediate range of the yield curve -- anywhere from 8 to 15 years.

Another way we have sought to provide shareholders with the best value is to reduce the call risk within the fund. Callable bonds have the option of being called away by the issuer at a certain future date, a privilege that is usually exercised if interest rates are lower than they were when the bonds were issued. By avoiding callable bonds, the portfolio has a better chance of maintaining a reliable level of income. We have focused on noncallable bonds or bonds with distant call dates to enable the fund to provide the highest and most durable level of income.

* MUNICIPAL BOND RATINGS IMPROVE AROUND COUNTRY

Around the country, state general obligation bonds (GOs), which are backed by the full faith, credit, and taxing power of the issuer, are enjoying a surge in popularity, as state governments reap the benefits of the strong economy and budget surpluses. The fund's position in Massachusetts GOs contributed favorably to performance following a credit upgrade; Standard & Poor's raised its rating of the state's bonds to AA- from A in acknowledgment of the major fiscal turnaround that occurred under the Weld and Cellucci administrations.

Two long-standing GO holdings, those of New York City and Washington, DC, also recently received upgrades from the rating agencies, an event that is always good news. The strong economy, sound fiscal management, and surging tax revenues have helped these issuers attain their higher credit ratings.

According to Standard & Poor's, the number of rating upgrades during this year's first quarter was more than nine times the number of downgrades. This was the 10th quarter in a row in which upgrades exceeded downgrades. Moody's Investors Service, Inc. fully agrees with this assessment stating that "municipal bond credit quality is the strongest in more than a decade."

* WASHINGTON, DC, REFUNDING BENEFITS PORTFOLIO

Taking advantage of its higher credit rating, Washington, DC, prerefunded its lower-rated outstanding bonds by investing the proceeds of the new, higher-rated bond issue in U.S. government bonds. The new bonds, issued at lower interest rates, will mature at the same time as the outstanding municipal bonds. This prerefunding reduces the fund's credit risk as well as contributes to the overall performance of the portfolio.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Utilities                       15.5%

Health care                     14.8%

Transportation                  14.6%

Housing                          5.0%

Education                        4.5%

Footnote reads:
*Based on net assets as of 3/31/98. Holdings will vary over time.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa                                46.0%

Aa                                 11.8%

A                                  11.8%

Baa                                21.1%

Ba                                  8.5%

B                                   0.7%

VMIGI                               0.1%

Footnote reads:
* As a percentage of market value as of 3/31/98. A bond rated Baa or higher is considered investment grade. All ratings reflect Moody's descriptions unless noted otherwise, percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.

Careful security selection and in-depth credit analysis remain fundamental investment strategies for your fund. They have become even more important as we discover better value in bonds that carry ratings below investment grade. These bonds have the potential to contribute substantially to the fund's income level, but they also mean greater credit risk and require the most meticulous research efforts.

* STRONG ECONOMY REQUIRES CAUTIOUS OUTLOOK

The Asian crisis has had a dramatic impact on interest rates everywhere in the world except the United States. We've been expecting interest rates to rise slightly, but this had not occurred as of the date of this report. Nevertheless, we consider a rate increase more likely than a decline because of the delayed yet inevitable consequences of the troubles in Asia.

True, inflation pressures are falling, consumers are buying more, and new jobs are emerging faster than ever. These are some of the factors that have made this expansion longer and stronger than anyone imagined. But in our opinion, an economic peak is not a good time to expose the portfolio to investments with longer maturities and higher interest-rate risk. If interest rates rise, the inverse relationship between interest rates and bond prices will hold true: bond prices will fall. We believe that a cautious strategy will produce the best returns for your fund in the months ahead.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/98, there is no guarantee the fund will continue to hold these securities in the future.




Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Tax Exempt Income Fund is designed for investors seeking high current income free from federal income tax, consistent with capital preservation.

TOTAL RETURN FOR PERIODS ENDED 3/31/98

                                Class A         Class B         Class M
(inception date)              (12/31/76)       (1/4/93)        (2/16/95)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     3.49%  -1.38%   3.15%  -1.85%   3.33%  -0.06%
------------------------------------------------------------------------------
1 year                      10.57    5.29    9.86    4.86   10.23    6.59
------------------------------------------------------------------------------
5 years                     33.60   27.30   29.41   27.42   31.55   27.32
Annual average               5.96    4.95    5.29    4.97    5.64    4.95
------------------------------------------------------------------------------
10 years                   123.01  112.41  106.45  106.45  114.28  107.31
Annual average               8.35    7.82    7.52    7.52    7.92    7.56
------------------------------------------------------------------------------
Life of fund
Annual average               8.41    8.16    7.53    7.53    7.92    7.75
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/98

                                         Lehman Brothers           Consumer
                                         Muni Bond Index         Price Index
------------------------------------------------------------------------------
6 months                                      3.89%                  0.62%
------------------------------------------------------------------------------
1 year                                       10.72                   1.38
------------------------------------------------------------------------------
5 years                                      39.15                  12.95
Annual average                                6.83                   2.47
------------------------------------------------------------------------------
10 years                                    122.94                  39.23
Annual average                                8.35                   3.37
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

                                  Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)              6               6                6
------------------------------------------------------------------------------
Income                            $0.235          $0.206           $0.222
------------------------------------------------------------------------------
Capital gains1                        --             --                --
------------------------------------------------------------------------------
  Total                           $0.235          $0.206           $0.222
------------------------------------------------------------------------------
Share value:                    NAV     POP         NAV          NAV     POP
------------------------------------------------------------------------------
9/30/97                       $9.12   $9.57       $9.12        $9.14   $9.45
------------------------------------------------------------------------------
3/31/98                        9.20    9.66        9.20         9.22    9.53
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2         5.02%   4.78%       4.37%       4.72%    4.56%
------------------------------------------------------------------------------
Taxable equivalent3            8.31    7.91        7.24        7.81     7.55
------------------------------------------------------------------------------
Current 30-day SEC yield4      4.72    4.49        4.07        4.42     4.27
------------------------------------------------------------------------------
Taxable equivalent3            7.81    7.43        6.74        7.32     7.07
------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 39.6% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.




TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.




Portfolio of investments owned
March 31, 1998 (Unaudited)

Key to Abbreviations
AMBAC      -- AMBAC Indemnity Corporation
COP        -- Certificate of Participation
FGIC       -- Financial Guaranty Insurance Company
FHA Insd.  -- Federal Housing Administration Insured
FSA        -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized G.O. Bonds -- General Obligation Bonds
IFB        -- Inverse Floating Rate Bonds
MBIA       -- Municipal Bond Investors Assurance Corporation
TRAN       -- Tax Revenue Anticipation Notes
VRDN       -- Variable Rate Demand Notes


MUNICIPAL BONDS AND NOTES (98.9%) *
PRINCIPAL AMOUNT                                                               RATINGS**            VALUE

Alabama (0.9%)
---------------------------------------------------------------------------------------------------------
$      8,500,000   Fairfield, Indl. Dev. Auth. Rev. Bonds (USX Corp.),
                     Ser. A, 6.7s, 12/1/24                                       Baa3      $    9,243,750
      10,000,000   Jackson Cnty., Hlth. Care Auth. Hosp. TRAN,
                     7 7/8s, 5/1/19                                              BB/P          11,137,500
                                                                                           --------------
                                                                                               20,381,250

Arizona (1.1%)
---------------------------------------------------------------------------------------------------------
       6,510,000   AZ State Muni. Fin. Program COP, Ser. 34, MBIA,
                     7 1/4s, 8/1/09                                              Aaa            7,991,025
       5,400,000   Maricopa Cnty., G.O. Bonds, Ser. D, FGIC,
                     4.9s, 7/1/10                                                Aaa            5,481,000
      10,000,000   Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/4s, 7/1/12            Aaa           12,387,500
                                                                                           --------------
                                                                                               25,859,525

California (10.5%)
---------------------------------------------------------------------------------------------------------
      15,000,000   CA Edl. Fac. Auth. Rev Bonds (Stanford U.),
                     Ser. N, 5.2s, 12/1/27                                       Aaa           14,906,250
                   CA State G.O. Bonds
      10,000,000     6 1/2s, 2/1/08                                              A1            11,612,500
      24,135,000     6s, 2/1/09                                                  A1            27,091,538
      10,890,000   Los Angeles Cnty., Dept. Wtr. & Elec. Pwr. Auth.
                     Rev. Bonds, Ser. A, 7 1/4s, 9/15/30                         Aa3           11,897,325
      16,935,000   Los Angeles Cnty., Metro. Trans. Auth. Sales Tax
                     Rev. Bonds, Ser. A (2nd Ser.), AMBAC, 5s, 7/1/25            Aaa           16,448,119
      12,070,000   Los Angeles Cnty., Pub. Wks. Rev. Bonds, Ser. A,
                     MBIA, 6s, 9/1/05                                            Aaa           13,352,438
      18,900,000   Los Angeles Cnty., Sanitation Dist. Fin. Auth.
                     Rev. Bonds (Capital), Ser. A, MBIA, 5s, 10/1/23             Aaa           18,238,500
       7,000,000   Los Angeles, Regl. Arpt. Impt. Rev. Bonds
                     (United Airlines, Inc.), Ser. G, 8.8s, 11/15/21             Baa3           7,857,500
      10,000,000   Metropolitan Wtr. Dist. Rev. Bonds (Southern
                     CA Wtrwks.), Ser. C, 5s, 7/1/27                             AA             9,687,500
      10,150,000   Orange Cnty., Local Trans. Auth. IFB, FGIC, 7.9
                     11s, 2/14/11(acquired 1/30/97, cost
                     $10,393,516) [DBL. DAGGER]                                  Aaa           11,900,875
      11,285,000   San Diego Cnty., COP (Inmate Reception
                     Ctr. & Cooling), MBIA, 6 3/4s, 8/1/19                       Aaa           13,048,281
      10,000,000   San Diego, Pub. Swr. Fac. Fin. Auth Rev. Bonds,
                     Ser. A, FGIC, 5 1/4s, 5/15/27                               Aaa           10,012,500
                   San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
      53,760,000     zero %, 1/1/24                                              BBB+          14,246,400
      39,225,000     zero %, 1/1/22                                              BBB+          11,522,344
      27,400,000     zero %, 1/1/18                                              BBB+          10,035,250
      17,690,000   San Jose, Redev. Agcy. Tax Alloc. Rev. Bonds
                     (Merged Area Redev.), MBIA, 5s, 8/1/20                      Aaa           17,203,525
      17,700,000   U. of CA Rev. Bonds (UCSD Med. Ctr. Satellite
                     Med. Fac.), 7.9s, 12/1/19 (acquired 2/28/89,
                     cost $17,705,014) [DBL. DAGGER]                             BBB/P         18,916,875
                                                                                           --------------
                                                                                              237,977,720

Colorado (6.1%)
---------------------------------------------------------------------------------------------------------
                   Arapahoe Cnty., Cap. Impt. Trust Fund Hwy.
                     Rev. Bonds, Ser. E-470
      17,000,000     7s, 8/31/26                                                 Aaa           20,251,250
       5,000,000     6.95s, 8/31/26                                              Baa3           5,943,750
                   Denver, City & Cnty. Arpt. Rev. Bonds
      28,660,000     Ser. A, 8 3/4s, 11/15/23                                    Baa1          33,424,725
      10,340,000     Prerefunded, Ser. A, 8 3/4s, 11/15/23                       Aaa           12,059,025
       3,675,000     Ser. A, MBIA, 8 3/4s, 11/15/23                              Aaa            4,299,750
       1,325,000     Prerefunded, Ser. A, MBIA, 8 3/4s, 11/15/23                 Aaa            1,545,281
       4,800,000     Ser. A, 8 1/2s, 11/15/23                                    Baa1           5,358,000
         455,000     Prerefunded, Ser. A, 8 1/2s, 11/15/23                       Aaa              511,306
       2,745,000     Ser. A, MBIA, 8 1/2s, 11/15/23                              Aaa            3,094,988
         260,000     Prerefunded, Ser. A, MBIA, 8 1/2s, 11/15/23                 Aaa              292,175
      22,050,000     Ser. A, 7 1/4s, 11/15/25                                    Baa1          25,247,250
       3,980,000     Ser. B, 7 1/4s, 11/15/23                                    Baa1           4,432,725
       1,020,000     Prerefunded, Ser. B, 7 1/4s, 11/15/23                       Baa1           1,161,525
      20,000,000   Denver, City & Cnty. Arpt. Special Fac. Arpt.
                     Rev. Bonds (United Airlines, Inc.), Ser. A,
                     6 7/8s, 10/1/32                                             Baa3          21,750,000
                                                                                           --------------
                                                                                              139,371,750

Connecticut (0.7%)
---------------------------------------------------------------------------------------------------------
                   Mashantucket, Western Pequot Tribe 144A
                     Rev. Bonds
       7,565,000     Ser. A, 6.4s, 9/1/11                                        Baa2           8,312,044
       7,435,000     Prerefunded, Ser. A, 6.4s, 9/1/11                           Aaa            8,615,306
                                                                                           --------------
                                                                                               16,927,350
District of Columbia (4.0%)
---------------------------------------------------------------------------------------------------------
                   G.O. Bonds, Ser. A
      39,250,000     6 3/8s, 6/1/26                                              Ba1           42,488,125
      38,175,000     6s, 6/1/26                                                  Ba1           39,988,313
       7,000,000   Georgetown U. IFB, 9.065s, 4/25/22                            A1             8,076,250
                                                                                           --------------
                                                                                               90,552,688

Florida (2.5%)
---------------------------------------------------------------------------------------------------------
      12,020,000   FL State Gen. Svcs. Rev. Bonds (Env. Protection-
                     Preservation), Ser. A, 6s, 7/1/12                           Aaa           13,537,525
      18,500,000   Hernando Cnty., Rev. Bonds (Criminal Justice
                     Complex Fin.), FGIC, 7.65s, 7/1/16 #                        Aaa           24,651,250
      16,375,000   Martin Cnty., Indl. Dev. Auth. Rev. Bonds
                     (Indiantown Co-generation), Ser. A, 7 7/8s,
                     12/15/25                                                    Baa3          19,056,406
                                                                                           --------------
                                                                                               57,245,181

Georgia (5.0%)
---------------------------------------------------------------------------------------------------------
      12,000,000   De Kalb Cnty., Muni. Hsg. Auth. Rev. Bonds
                     (Briarcliff Park Apts.), Ser. A, 7 1/2s, 4/1/17             BBB+/P        13,080,000
                   GA Muni. Elec. Auth. Pwr. Rev. Bonds
      16,700,000     Ser. Y, AMBAC, 6.4s, 1/1/13                                 A/P           19,392,875
      10,000,000     Ser. B, FGIC, 8 1/4s, 1/1/11                                Aaa           13,212,500
                   GA State G.O. Bonds
      10,460,000     Ser. D, 6.8s, 8/1/11                                        Aaa           12,656,600
      10,000,000     6 1/2s, 12/1/09                                             Aaa           11,737,500
      15,840,000     Ser. A, 6 1/4s, 4/1/09                                      Aaa           18,136,800
      21,790,000     Ser. B, 6 1/4s, 4/1/09                                      Aaa           24,949,550
                                                                                           --------------
                                                                                              113,165,825

Hawaii (1.0%)
---------------------------------------------------------------------------------------------------------
      10,560,000   HI State G.O. Bonds, Ser. CO, FGIC, 6s, 3/1/08                Aaa           11,800,800
      10,600,000   Honolulu, City & Cnty. G.O. Bonds, 5.45s, 9/11/08             Aa2           11,395,000
                                                                                           --------------
                                                                                               23,195,800

Illinois (1.9%)
---------------------------------------------------------------------------------------------------------
                   Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
      14,500,000     (American Airlines, Inc.), 8.2s, 12/1/24                    Baa2          17,472,500
       4,390,000     (United Airlines, Inc.), Ser. C, 8.2s, 5/1/18               Baa3           4,671,267
                   IL Dev. Fin. Auth. Rev. Bonds (Cmnty. Rehab.)
       3,460,000     8 3/4s, 7/1/11                                              BB/P           3,840,600
       1,770,000     Prerefunded, 8 3/4s, 7/1/11                                 AAA/P          2,028,863
       8,000,000   IL Dev. Fom. Auth. IFB (St. Luke's Med. Ctr.),
                     MBIA, 9.818s, 10/1/24                                       Aaa            9,510,000
       2,000,000   IL Hlth. Fac. Auth. IFB (Methodist Hlth.),
                     AMBAC, 9.892s, 5/1/21                                       Aaa            2,355,000
       3,200,000   IL Hsg. Dev. Auth. IFB, 11.051s, 2/1/20
                     (acquired 4/8/92, cost $3,414,016) [DBL. DAGGER]            Aa2            3,588,000
                                                                                           --------------
                                                                                               43,466,230
Indianapolis (0.5%)
---------------------------------------------------------------------------------------------------------
      10,480,000   Indianapolis, Local Pub. Impt Bd.. Rev. Bonds,
                     Ser. A, 6s, 2/1/11                                          Aaa           11,711,400

Kansas (1.4%)
---------------------------------------------------------------------------------------------------------
      18,200,000   Burlington, Poll. Control IFB (KS Gas & Electric),
                     Ser. 91-4, MBIA, 10.383s, 6/1/31 (acquired
                     various dates from 6/20/91 to 2/14/94,
                     cost $20,181,360) [DBL. DAGGER]                             Aaa           21,658,000
       9,790,000   Kansas City, Util. Syst. Rev. Bonds, FGIC,
                     6 1/4s, 9/1/14                                              Aaa           10,866,900
                                                                                           --------------
                                                                                               32,524,900

Kentucky (1.0%)
---------------------------------------------------------------------------------------------------------
      11,065,000   Boone Cnty., Poll. Control Rev. Bonds
                     (Dayton Pwr. & Lt. Co.), Ser. A, 6 1/2s,
                     11/15/22                                                    Aa3           12,102,344
      10,200,000   Jefferson Cnty., Hosp. IFB (Alliant Hlth. Syst.),
                     MBIA, 6.1715s, 10/23/14                                     Aaa           11,130,750
                                                                                           --------------
                                                                                               23,233,094

Louisiana (4.0%)
---------------------------------------------------------------------------------------------------------
       7,000,000   De Soto, Parish Poll. Control Rev. Bonds
                     (Southwestern Elec. Pwr. Co.), 7.6s, 1/1/19                 Aa3            8,058,750
      56,900,000   Lake Charles, Harbor & Term. Dist. Port Fac.
                     Rev. Bonds (Trunkline Co.), 7 3/4s, 8/15/22                 A3            65,577,250
                   W. Feliciana, Parish Poll. Control Rev. Bonds
                     (Gulf States Utils. Co.)
       8,000,000     8s, 12/1/24                                                 Ba1            8,590,000
       8,565,000     Ser. III, 7.7s, 12/1/14                                     Ba1            9,646,331
                                                                                           --------------
                                                                                               91,872,331

Maine (0.6%)
---------------------------------------------------------------------------------------------------------
      11,935,000   Bucksport, Solid Waste Disp. Rev. Bonds
                     (Champion Intl. Corp.), 6 1/4s, 5/1/10                      Baa1          12,636,181

Massachusetts (8.1%)
---------------------------------------------------------------------------------------------------------
      15,850,000   Boston, Rev. Bonds (Boston City Hosp.), Ser. A,
                     FHA Insd., 7 5/8s, 2/15/21                                  Aaa           17,415,188
       9,800,000   MA Muni. Whsl. Elec. Co. Pwr. Supply Syst.
                     Rev. Bonds, MBIA, 6 1/2s, 7/1/05                            Aaa           11,025,000
      10,000,000   MA St. Tpk. Auth. Rev. Bonds, Ser. A, MBIA,
                     5s, 1/1/37                                                  Aaa            9,525,000
       5,020,000   MA State Cons. Loan G.O. Bonds, Ser. C,
                     7 1/2s, 12/1/07                                             Aaa            5,540,825
                   MA State G.O. Bonds, Ser. A
      23,190,000     6s, 11/1/11                                                 AA-           26,001,788
       7,800,000     AMBAC, 5 3/4s, 8/1/09                                       Aaa            8,599,500
       7,000,000   MA State Hlth. & Edl. Fac. Auth. Rev. Bonds,
                     AMBAC, 6.55s, 6/23/22                                       Aaa            8,015,000
                   MA State Hlth. & Edl. Fac. Auth. IFB
      11,000,000     (St. Elizabeth Hosp.), Ser. E, FSA, 9.72s, 8/15/21          Aaa           12,952,500
      18,000,000     (Boston U.), Ser. L, MBIA, 9.477s, 10/1/31                  Aaa           21,285,000
                   MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
       8,000,000     (Waltham-Weston Hosp. & Med. Ctr.),
                     Ser. B, 8 3/8s, 7/1/15                                      Baa3           8,880,000
       5,370,000     (Worcester Polytech Inst.), Ser. E, 6 5/8s, 9/1/17          Aaa            5,987,550
       6,015,000   MA State Hsg. Fin. Agcy. Hsg. Dev. Rev. Bonds,
                     Ser. A, 9s, 12/1/18                                         A              6,135,300
                   MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
                     (Southeastern MA)
       4,500,000     Ser. B, 9 1/4s, 7/1/15                                      BB-/P          5,118,750
       7,000,000     Ser. A, 9s, 7/1/15                                          BB-/P          7,936,250
       5,000,000   MA State Indl. Fin. Agcy. Rev. Bonds (Harvard
                     Cmnty. Hlth.), Ser. B, 8 1/8s, 10/1/17                      A-             5,201,800
                   MA State Port Auth. Rev Bonds
       5,350,000     7 1/2s, 7/1/20                                              Aa3            5,804,750
       1,650,000     Ser. A, FGIC, 7 1/2s, 7/1/20                                AA-            1,796,438
       5,700,000     stepped-coupon zero %, (13s, 1/1/04), 7/1/13 ++             AAA/P          5,621,625
                   MA State, G.O. Bonds, Ser. C
       5,285,000     FGIC, 5 3/4s, 8/1/11                                        Aaa            5,780,469
       5,425,000     AMBAC, 5 3/4s, 8/1/10                                       Aaa            5,947,156
                                                                                           --------------
                                                                                              184,569,889

Michigan (2.4%)
---------------------------------------------------------------------------------------------------------
       7,000,000   Detroit, G.O. Bonds, Ser. B, AMBAC, 6 1/4s, 4/1/08            Baa2           7,743,750
      11,355,000   Greater Detroit, Res. Recvy. Auth. Rev. Bonds,
                     Ser. A, 6 1/4s, 12/13/08                                    Aaa           13,029,863
      13,845,000   MI State Hosp. Fin. Auth. Rev. Bonds (Sinai
                     Hosp.), 6.7s, 1/1/26                                        A2            15,419,869
      10,000,000   MI State Stragetic Fund Solid Waste Disp.
                     Rev. Bonds (SD Warren Co.), Ser. C,
                     7 3/8s, 1/15/22                                             BB-/P         11,250,000
       6,745,000   Pontiac, Hosp. Fin. Auth. Rev. Bonds, 6s, 8/1/13              Baa3           6,947,350
                                                                                           --------------
                                                                                               54,390,832

Minnesota (0.7%)
---------------------------------------------------------------------------------------------------------
      15,750,000   MN State Hsg. Fin. Agcy. Single Fam. Rev. Bonds,
                     Ser. E, 6.85s, 1/1/24                                       Aa2           16,891,875

Missouri (0.7%)
---------------------------------------------------------------------------------------------------------
      14,400,000   MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
                     (BJC Hlth. Syst.), Ser. A, 6 1/2s, 5/15/20                  Aa            16,200,000
Montana (0.7%)
---------------------------------------------------------------------------------------------------------
      14,000,000   MT State Hlth. Fac. Auth. Hosp. IFB
                     (Deaconess Med. Ctr.), Ser. B, AMBAC,
                     9.296s, 3/8/16                                              Aaa           16,065,000

Nebraska (1.1%)
---------------------------------------------------------------------------------------------------------
                   NE Investment Fin. Auth. Single Fam. Mtge. IFB
       3,700,000     GNMA Coll., 9.39s, 9/15/24                                  Aaa            4,194,875
       8,600,000     Ser. B, GNMA Coll., 9.943s, 9/15/23                         Aaa            9,460,000
       9,000,000   NE Investment Fin. Auth. Hosp. IFB, MBIA,
                     9.335s, 12/8/16                                             Aaa           10,665,000
                                                                                           --------------
                                                                                               24,319,875

New Hampshire (0.6%)
---------------------------------------------------------------------------------------------------------
      10,500,000   NH State Tpk. Sys. IFB, FGIC, 9.789s, 11/1/17                 Aaa           13,833,750

New Jersey (2.6%)
---------------------------------------------------------------------------------------------------------
                   NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
                    (Raritan Bay Med. Ctr.)
      13,500,000     7 1/4s, 7/1/27                                              BB/P          14,833,125
       6,800,000     7 1/4s, 7/1/14                                              BB/P           7,514,000
      19,755,000   NJ State G.O. Bonds, Ser. E, 6s, 7/15/05                      Aa1           21,829,275
       2,500,000   NJ State Tpk. Auth. VRDN, FGIC, 2.9s, 1/1/18                  VMIG1          2,500,000
      10,000,000   NJ State Trans. Trust Fund Auth. Rev. Bonds
                     (Trans. Syst.), Ser. B, MBIA, 6 1/2s, 6/15/10               Aaa           11,712,500
                                                                                           --------------
                                                                                               58,388,900

New York (15.0%)
---------------------------------------------------------------------------------------------------------
       7,500,000   NY & NJ Port Auth. Special Oblig.
                     Rev. Bonds, 6s, 12/1/05                                     Aaa            8,268,750
                   NY City, G.O. Bonds
       4,600,000     Ser. F, 8.4s, 11/15/07                                      Aaa            5,318,750
       4,855,000     Ser. F, 8.4s, 11/15/06                                      Aaa            5,613,594
       4,635,000     Ser. F, 8.4s, 11/15/05                                      Aaa            5,359,219
      29,335,000     Ser. D, 8 1/4s, 8/1/12                                      Aaa           33,478,569
       9,800,000     Ser. D, 8 1/4s, 8/1/11                                      Aaa           11,184,250
      15,000,000     Ser. L, 8s, 8/1/03                                          A3            17,531,250
      13,235,000     Ser. B, MBIA, 6 1/2s, 8/15/10                               Aaa           15,319,513
       6,765,000     Ser. D, MBIA, 6 1/2s, 11/1/09                               Aaa            7,813,575
      13,875,000     Ser. F, 5 1/8s, 8/1/11                                      A3            13,892,344
      20,000,000     Ser. G, 5s, 8/1/22                                          A3            19,075,000
      10,000,000   NY City, Indl. Dev. Agcy. Rev. Bonds
                     (Visy Paper, Inc.), 7.95s, 1/1/28                           BB-/P         11,725,000
                   NY City, Indl. Dev. Agcy. Special Fac.
                     Rev. Bonds (American Airlines, Inc.)
       5,675,000     8s, 7/1/20                                                  Baa2           5,918,968
      15,000,000     6.9s, 8/1/24                                                Baa2          16,762,500
                   NY City, Muni. Assistance Corp. Rev Bonds
      13,020,000     Ser. I, 6 1/4s, 7/1/07                                      Aa2           14,745,150
      14,795,000     Ser. I, 6 1/4s, 7/1/06                                      Aa2           16,644,375
      14,890,000     Ser. L, 6s, 7/1/05                                          Aa2           16,379,000
                   NY State Dorm. Auth. Rev. Bonds
      13,100,000     (State U. Edl. Fac.), Ser. A, 7.7s, 5/15/12                 Aaa           14,328,125
      10,900,000     (Construction City U. Syst.), Ser. A, 6s, 7/1/20            Baa1          12,003,625
      12,485,000     (Construction City U. Syst.), Ser. A, 5 3/4s, 7/1/18        Baa1          13,327,738
      23,100,000     (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/19               A3            24,168,375
       8,400,000     (State U. Edl. Fac.), Ser. A, 5 1/4s, 5/15/15               A3             8,536,500
       4,400,000   NY State Env. Fac. Corp. Poll. Control
                     Rev. Bonds (State Wtr. Revolving Fund),
                     Ser. A, 7 1/2s, 6/15/12                                     Aa2            4,801,500
       6,130,000   NY State Govt. Asst. Corp. Rev. Bonds,
                     Ser. B, MBIA, 5 1/2s, 4/1/07                                Aaa            6,605,075
      11,585,000   NY State Local Govt. Assistance Corp.
                     Rev. Bonds, Ser. A, 7s, 4/1/16                              Aaa           12,729,019
                     NY State Med. Care Fac.Fin. Agcy. Rev. Bonds
                     (Mental Hlth. Svc. Fac.), Ser. B
       2,480,000     7 5/8s, 8/15/17                                             A-             2,765,200
       5,450,000     Prerefunded, 7 5/8s, 8/15/17                                A-             6,131,250
      10,000,000   NY State Thruway Auth. Rev. Bonds, 6s, 4/1/12                 Baa1          10,825,000
                                                                                           --------------
                                                                                              341,251,214

North Carolina (4.9%)
---------------------------------------------------------------------------------------------------------
      10,000,000   Intermountain Pwr. Agcy Rev. Bonds, AMBAC,
                     6s, 1/1/18                                                  Aaa           11,162,500
      19,700,000   NC Eastern Muni. Pwr. Agcy. Svcs. IFB, FGIC,
                     7.967s, 1/1/25 (acquired various dates
                     from 12/28/93 to 4/12/95, cost $23,983,708) [DBL. DAGGER]   Aaa           24,477,250
      11,680,000   NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds,
                     Ser. C, MBIA, 7s, 1/1/13                                    AAA           14,220,400
                   NC Muni. Pwr. Agcy. Rev. Bonds (No. 1, Catawba Elec.)
      41,000,000     AMBAC, 8s, 1/1/06                                           Aaa           50,122,500
      11,995,000     MBIA, 5 1/4s, 1/1/06                                        Aaa           12,534,775
                                                                                           --------------
                                                                                              112,517,425

Ohio (1.8%)
---------------------------------------------------------------------------------------------------------
       1,550,193   Lake Cnty., Indl. Dev. Rev. Bonds (Madison
                     Inn Hlth. Ctr.), FHA Insd., 12s, 5/1/14                     A-/P           1,645,065
       8,655,000   Mount Vernon, Hosp. Rev. Bonds (Knox
                     Cmnty. Hosp.), 7 7/8s, 6/1/12                               BBB+/P         8,844,545
                   OH Hsg. Fin. Agcy. Single Fam. Mtge.
       4,673,000     IFB, Ser. A-2, GNMA Coll., 9.79s, 3/24/31                   Aaa            5,309,696
      13,045,000     GNMA Coll., 7.8s, 3/1/30                                    AAA           13,762,475
                     OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
       7,775,000     Ser. 4, GNMA Coll., 9s, 9/1/01                              AAA/P          4,237,375
       7,775,000     GNMA Coll., stepped-coupon zero%
                     (9s, 9/1/01), 9/1/18 ++                                     AAA/P          6,599,030
                                                                                           --------------
                                                                                               40,398,186
Oklahoma (0.4%)
---------------------------------------------------------------------------------------------------------
       9,160,000   Tulsa, Muni. Arpt. Trust Rev. Bonds (American
                     Airlines, Inc.), 7 3/8s, 12/1/20                            Baa2           9,938,600

Pennsylvania (2.9%)
---------------------------------------------------------------------------------------------------------
       8,150,000   Allegheny Cnty., Arpt. Rev. Bonds (Pittsburgh
                     Intl. Arpt.), Ser. A, MBIA, 5 3/4s, 1/1/11                  Aaa            8,751,063
       5,750,000   Beaver Cnty., Indl. Dev. Auth. Poll. Control Rev.
                     Bonds (Ohio Edison), Ser. A, 7 3/4s, 9/1/24                 Baa3           6,059,063
       8,360,000   Clearfield Hosp. Auth. Rev. Bonds (Clearfield
                     Hosp.), 6 7/8s, 6/1/16                                      BBB            9,007,900
                   PA Econ. Dev. Fin. Auth. Res. Recvy.
                     Rev. Bonds (Clover)
       6,000,000     Ser. D, 7.15s, 12/1/18                                      BBB-           6,690,000
      10,000,000     Ser. D, 7 1/8s, 12/1/15                                     BBB-          11,137,500
      12,700,000     Ser. A, 6.4s, 1/1/09 (Northampton Generating)               BBB-          13,477,875
      10,000,000   Philadelphia, Hosp. & Higher Ed. Fac. Auth.
                     Rev. Bonds (Graduate Hlth. Syst.), 7 1/4s, 7/1/10           B2            10,612,500
                                                                                           --------------
                                                                                               65,735,901

Puerto Rico (1.5%)
---------------------------------------------------------------------------------------------------------
      23,355,000   Cmnwlth. of PR, Pub. Bldg. Auth. Gtd. Ed.
                     & Hlth. Fac. Rev. Bonds, Ser. M, AMBAC,
                     5 3/4s, 7/1/10                                              Aaa           25,719,694
       6,700,000   Cmnwlth. of PR, Hwy. & Trans. Auth.
                     Rev. Bonds, MBIA, 6 1/4s, 7/1/12                            Aaa            7,713,375
                                                                                           --------------
                                                                                               33,433,069

South Carolina (0.9%)
---------------------------------------------------------------------------------------------------------
       5,190,000   Florence Cnty., Indl. Dev. Auth. Rev. Bonds
                     (Stone Container Corp.), 7 3/8s, 2/1/07                     B+/P           5,650,613
      13,500,000   Spartanburg, Cnty. Hosp. Fac. IFB, FSA,
                     6.416s, 4/13/22                                             Aaa           14,850,000
                                                                                           --------------
                                                                                               20,500,613

Tennessee (0.5%)
---------------------------------------------------------------------------------------------------------
      40,000,000   Metro. Nashville & Davidson Cnty., Hlth. & Ed.
                     Fac. Board Rev. Bonds (Volunteer Hlth. Care),
                     zero %, 6/1/21                                              Aaa           11,700,000

Texas (7.5%)
---------------------------------------------------------------------------------------------------------
      35,000,000   Alliance, Arpt. Auth. Special Fac. Rev. Bonds
                     (American Airlines, Inc.), 7 1/2s, 12/1/29                  Baa2          38,018,750
      15,000,000   Dallas Cnty., G.O. Bonds (Flood Control
                     Dist. #1), 8.5s, 4/1/16                                     BB/P          16,068,750
      25,250,000   Gulf Coast, Waste Disposal Auth. Rev. Bonds
                     (Champion Intl. Corp.), 7.45s, 5/1/26                       BBB           27,932,813
      10,905,000   Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds
                     (Memorial Hlth. Syst.of East TX), 6 7/8s, 2/15/26           BBB-          11,995,500
       2,025,000   Montgomery Cnty., Hlth. Fac. Dev. Corp.
                     Rev. Bonds (Woodlands Med. Ctr.),
                     8.85s, 8/15/14                                              A-/P           2,181,938
      20,000,000   North Central Hlth. Fac. Dev. Corp. IFB
                     (Baylor U. Med. Ctr.), Ser. A, 9.816s, 5/15/16              Aa2           23,975,000
       6,500,000   Texas State Indl. Dev. Corp. Rev. Bonds
                     (Arco Pipeline Co.), 7 3/8s, 10/1/20                        A2             8,385,000
       2,400,000   TX State Dept. of Hsg. & Cmnty. Affairs
                     Home Mtge. IFB, Ser. A-2, GNMA Coll.,
                     9.774s, 7/18/23                                             AAA            2,472,000
       9,500,000   TX State G.O. Bonds (National Research
                     Lab. Communication Superconductor),
                     7 1/8s, 4/1/20                                              Aaa           10,236,250
      20,800,000   TX State Rev. Bonds, 6.2s, 9/30/11                            Aa2           23,920,000
       5,000,000   TX State Dept. of Hsg. & Cmnty. Affairs
                     Home Mtge. IFB, Ser. B-2, GNMA Coll.,
                     10.271s, 7/18/23                                            AAA            5,456,250
                                                                                           --------------
                                                                                              170,642,251

Utah (1.3%)
---------------------------------------------------------------------------------------------------------
      19,065,000   Intermountain Pwr. Agcy. Rev. Bonds, (UT
                     State Pwr. Supply), Ser. B, MBIA,
                     6 1/2s, 7/1/09                                              Aaa           22,139,230
       5,000,000   Salt Lake City, Hosp. Rev. Bonds (IHC Hosps.,
                     Inc.), Ser. A, 8 1/8s, 5/15/15                              AAA            6,337,500
                                                                                           --------------
                                                                                               28,476,730

Vermont (0.4%)
---------------------------------------------------------------------------------------------------------
       7,600,000   VT Edl. & Hlth. Bldgs. Fin. Agcy. Rev. Bonds
                     (Hosp. Med. Ctr.), FGIC, 6 1/4s, 9/1/19                     AAA            8,160,500

Virginia (2.4%)
---------------------------------------------------------------------------------------------------------
      10,500,000   Henrico Cnty., Indl. Dev. Auth. IFB (Bon
                     Secours Hlth. Syst.), FSA, 7.873s, 8/23/27                  Aaa           12,993,750
       5,000,000   Norfolk, Cnth., Wtr. Rev. Bonds, MBIA,
                     5.9s, 11/1/25                                               Aaa            5,306,250
      30,000,000   Winchester, Indl. Dev. Auth. IFB (Winchester
                     Med. Ctr.), AMBAC, 9.246s, 1/1/14                           Aaa           37,275,000
                                                                                           --------------
                                                                                               55,575,000
Washington (1.0%)
---------------------------------------------------------------------------------------------------------
       5,200,000   Port of Moses Lake, Pub. Corp. Poll. Control
                     Rev. Bonds (Union Carbide Corp.),
                     7 1/2s, 8/1/04                                              Baa2           5,200,930
                   WA State Hlth. Care Fac. Auth. Rev. Bonds
                     (Hutchinson Cancer Ctr.)
       8,400,000     Ser. D, 7 3/8s, 1/1/18                                      Aa1            8,946,000
       7,700,000     Ser. D, 7.3s, 1/1/12                                        Aa1            8,200,500
                                                                                           --------------
                                                                                               22,347,430

Wisconsin (0.3%)
---------------------------------------------------------------------------------------------------------
       5,815,000   WI Hsg. & Econ. Dev. Auth. IFB (Home
                     Ownership Dev.), 10.057s, 10/25/22                          Aa3            6,621,831
---------------------------------------------------------------------------------------------------------
                   Total Investments (cost $2,064,668,038) ***                             $2,252,080,096
---------------------------------------------------------------------------------------------------------

*   Percentages indicated are based on net assets of $2,277,675,990.

**  The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at March 31, 1998 for the securities listed.
    Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at March 31, 1998. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

*** The aggregate identified cost on a tax basis is $2,064,719,472, resulting in gross unrealized appreciation and depreciation of $188,584,603 and
    $1,223,979, respectively, or net unrealized appreciation of $187,360,624.

++  The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest at this rate.

[DBL. DAGGER]  Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at March 31, 1998 was $80,541,000 or
               3.5% of net assets.

# A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at March 31, 1998.

  The rates shown on IFB's, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDN's are the current interest rates at March 31, 1998.

  The fund had the following industry group concentrations greater than 10% at March 31, 1998 (as a percentage of net assets):

     Utilities          15.5%
     Health care        14.8
     Transportation     14.6



---------------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at March 31, 1998 (Unaudited)
                               Market           Aggregate Face         Delivery            Unrealized
                               Value                Value                Date             Appreciation
---------------------------------------------------------------------------------------------------------
Muni Bond Index
(long)                      $91,507,500          $90,388,938            Jun-98             $1,118,562
US Treasury Bonds
(short)                     180,014,250          180,154,594            Jun-98                140,344
---------------------------------------------------------------------------------------------------------
                                                                                           $1,258,906
---------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of assets and liabilities
March 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,064,668,038) (Note 1)                                            $2,252,080,096
---------------------------------------------------------------------------------------------------
Cash                                                                                        468,632
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                           34,669,985
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    2,364,797
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                               95,000
---------------------------------------------------------------------------------------------------
Total assets                                                                          2,289,678,510

Liabilities
---------------------------------------------------------------------------------------------------
Payable for variation margin                                                                374,906
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     4,566,949
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                2,763,959
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              2,703,087
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  196,377
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                               41,487
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  4,904
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                    1,199,922
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      150,929
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        12,002,520
---------------------------------------------------------------------------------------------------
Net assets                                                                           $2,277,675,990

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                      $2,118,154,294
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                230,239
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                   (29,379,507)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                              188,670,964
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $2,277,675,990

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($2,016,782,320 divided by 219,251,188 shares)                                                $9.20
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.20)*                                        $9.66
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($250,873,778 divided by 27,280,107 shares)***                                                $9.20
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($10,019,892 divided by 1,087,053 shares)                                                     $9.22
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.22)**                                       $9.53
---------------------------------------------------------------------------------------------------

*   On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.

**  On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended March 31, 1998 (Unaudited)

Tax exempt interest income:                                                            $66,897,739
--------------------------------------------------------------------------------------------------

Expenses:
Compensation of Manager (Note 2)                                                         5,458,574
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                           1,198,753
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          19,304
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             9,684
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    2,034,174
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    1,061,147
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       22,876
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     17,033
--------------------------------------------------------------------------------------------------
Auditing                                                                                    35,462
--------------------------------------------------------------------------------------------------
Legal                                                                                       52,161
--------------------------------------------------------------------------------------------------
Postage                                                                                     24,409
--------------------------------------------------------------------------------------------------
Other                                                                                       58,008
--------------------------------------------------------------------------------------------------
Total expenses                                                                           9,991,585
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (172,029)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             9,819,556
--------------------------------------------------------------------------------------------------
Net investment income                                                                   57,078,183
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        15,914,565
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                         (8,373,984)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures during the period                13,525,187
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 21,065,768
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $78,143,951
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                    Six months ended        Year ended
                                                                                            March 31      September 30
                                                                                               1998*              1997
----------------------------------------------------------------------------------------------------------------------
Decrease in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                   $57,078,183       $124,470,511
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                          7,540,581         26,154,669
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               13,525,187         68,453,413
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                     78,143,951        219,078,593
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                             (52,229,110)      (113,245,307)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                              (5,596,007)       (11,842,967)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                (219,914)          (348,827)
----------------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                                       (50,998,574)      (159,470,685)
----------------------------------------------------------------------------------------------------------------------
Total decrease in net assets                                                            (30,899,654)       (65,829,193)

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                   2,308,575,644      2,374,404,837
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $230,239 and $1,197,087, respectively)                                     $2,277,675,990     $2,308,575,644
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                   Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.12            $8.76            $8.74            $8.55            $9.66            $9.11
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .23              .48              .49              .52              .53              .57
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .09              .36              .02              .19             (.97)             .67
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .32              .84              .51              .71             (.44)            1.24
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.24)            (.48)            (.49)            (.52)            (.54)            (.56)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --             (.01)
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --             (.07)            (.12)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments          --               --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.24)            (.48)            (.49)            (.52)            (.67)            (.69)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.20            $9.12            $8.76            $8.74            $8.55            $9.66
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           3.49*            9.89             5.94             8.58            (4.72)           14.27
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                $2,016,782       $2,054,537       $2,117,684       $2,237,837       $2,232,611       $2,425,661
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .40*             .78              .78              .78              .77              .74
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.52*            5.40             5.58             6.03             5.97             6.81
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             11.35*           52.33            92.99            68.23            59.27            43.77
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements with PFTC. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                       March 31                                                                         Jan. 4, 1993+
operating performance         (Unaudited)                            Year ended September 30                       to Sep. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.12            $8.76            $8.73            $8.53            $9.66            $9.02
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .20              .43              .43              .46              .47              .34
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .09              .36              .03              .20             (.98)             .64
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .29              .79              .46              .66             (.51)             .98
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.21)            (.43)            (.43)            (.46)            (.49)            (.34)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --             (.07)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments          --               --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.21)            (.43)            (.43)            (.46)            (.62)            (.34)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.20            $9.12            $8.76            $8.73            $8.53            $9.66
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           3.15*            9.18             5.38             8.01            (5.51)           11.10*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $250,874         $245,759         $250,990         $246,407         $213,679         $137,323
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .72*            1.43             1.43             1.43             1.41             1.04*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.19*            4.75             4.92             5.34             5.31             3.66*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             11.35*           52.33            92.99            68.23            59.27            43.77
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements with PFTC. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the period
Per-share                                                         March 31                                      Feb. 16, 1995+
operating performance                                           (Unaudited)           Year ended September 30      to Sep. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $9.14            $8.78            $8.75            $8.61
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .22              .45              .46              .31
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .08              .37              .03              .13
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                  .30              .82              .49              .44
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.22)            (.46)            (.46)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
realized gain on investments                                            --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.22)            (.46)            (.46)            (.30)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.22            $9.14            $8.78            $8.75
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             3.33*            9.55             5.72             5.23*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $10,020           $8,280           $5,732           $2,337
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .55*            1.08             1.06              .67*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.35*            5.07             5.26             3.04*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               11.35*           52.33            92.99            68.23
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestments and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended September 30, 1995 and thereafter includes amounts paid through expense offset arrangements with PFTC. Prior period ratios exclude these amounts (Note 2).




Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Tax Exempt Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as is consistent with preservation of capital by investing primarily in a diversified portfolio of longer-term tax exempt securities.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. The fair value of restricted securities is determined by Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc. following procedures approved by the Trustees, and such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it invests to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1998, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1997, the fund had a capital loss carryover of approximately $11,195,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover             Expiration
--------------       ----------------------
  $7,128,000           September 30, 2003
   4,067,000           September 30, 2004

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities is amortized using the effective yield method for bonds issued after September 27, 1985, and on a straight-line basis for bonds issued prior thereto. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds, original issue discount and stepped-coupon bonds are accreted according to the yield to maturity basis.

Note 2
Management fee, administrative
services, and other transactions

Compensation of Putnam Management for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $172,029 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,440 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $63,227 and $976 from the sale of class A and class M shares, respectively and $231,633 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $10,192 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended March 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $257,870,451 and $312,708,373 respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       9,162,102      $84,162,473
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     3,183,577       29,302,611
------------------------------------------------------------
                                 12,345,679      113,465,084

Shares
repurchased                     (18,408,275)    (169,109,526)
------------------------------------------------------------
Net decrease                     (6,062,596)    $(55,644,442)
------------------------------------------------------------

                                            Year ended
                                       September 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      95,011,917     $844,210,014
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     7,165,921       64,012,566
------------------------------------------------------------
                                102,177,838      908,222,580

Shares
repurchased                    (118,475,572)  (1,054,864,364)
------------------------------------------------------------
Net decrease                    (16,297,734)   $(146,641,784)
------------------------------------------------------------

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,121,926      $28,692,589
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       375,808        3,458,888
------------------------------------------------------------
                                  3,497,734       32,151,477

Shares
repurchased                      (3,175,309)     (29,177,750)
------------------------------------------------------------
Net increase                        322,425       $2,973,727
------------------------------------------------------------

                                            Year ended
                                       September 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,110,616      $72,116,207
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       829,536        7,408,717
------------------------------------------------------------
                                  8,940,152       79,524,924

Shares
repurchased                     (10,625,717)     (94,628,696)
------------------------------------------------------------
Net decrease                     (1,685,565)    $(15,103,772)
------------------------------------------------------------

                                         Six months ended
                                          March 31, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         259,130       $2,392,649
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        16,587          153,033
------------------------------------------------------------
                                    275,717        2,545,682

Shares
repurchased                         (94,670)        (873,541)
------------------------------------------------------------
Net increase                        181,047       $1,672,141
------------------------------------------------------------

                                            Year ended
                                       September 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         379,917       $3,399,547
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        29,348          262,886
------------------------------------------------------------
                                    409,265        3,662,433

Shares
repurchased                        (155,806)      (1,387,562)
------------------------------------------------------------
Net increase                        253,459       $2,274,871
------------------------------------------------------------

Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President

William H. Reeves
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA041-42036 011/322/472   5/98